Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Deposits	¥ 5,824,379	¥ 4,497,829
Loan receivable due from a third party	3,101,910
Prepaid expense	523,039	481,227
Other receivables	68,998	144,165
Total	¥ 9,518,326	¥ 5,123,221